Derivative Financial Instruments - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of derivative financial instruments gain (loss)	$ (10,268,520)	$ (28,639,687)	$ (6,755,214)
Derivatives [member] | Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Weighted-average interest rate	5.60%	(5.00%)	3.10%